Vessels - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Net sale proceeds from vessel disposals	$ 37,091,000	$ 12,078,000	$ 0
Gain (Loss) on disposition	13,604,000	(31,876,000)	0
Vessel impairments	0	$ 285,195,000	0
Number of vessels held for use | Vessel		16
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized to vessels under construction	9,757,000	$ 8,161,000	$ 5,361,000
Seaspan Alps, Seaspan Kenya, Seaspan Mourne and Seaspan Grouse [Member]
Property, Plant and Equipment [Line Items]
Net sale proceeds from vessel disposals	37,100,000
Gain (Loss) on disposition	$ 13,604,000
Seaspan Excellence and Seaspan Efficiency [Member]
Property, Plant and Equipment [Line Items]
Net sale proceeds from vessel disposals		12,078,000
Gain (Loss) on disposition		$ (31,876,000)
4250 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel		4
3500 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel		2
2500 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel		10